Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	25,826	15,826
Common stock, par value (dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,312,941,113	1,290,222,821
Treasury stock, common shares (shares)	227,598,128	171,995,262
Operations
Held-to-maturity, fair value	$ 43,204	$ 21,127
Loans, fair value	422	21
Other assets	1,087	1,916
Other liabilities, allowance for lending related commitments	118	89
Other liabilities, fair value,	392	451
Long-term debt, fair value	$ 359	$ 347